Filed with the Securities and Exchange Commission on March 18, 2014

1933 Act Registration File No.   333-181202
1940 Act File No. 811-22708

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	20	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	22	[	X	]

(Check appropriate box or boxes.)

BROWN ADVISORY FUNDS
(Exact Name of Registrant as Specified in Charter)

901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (410) 537-5400

David M. Churchill, President and Principal Executive Officer
Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(Name and Address of Agent for Service)

Copy to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 20 to the Registration Statement for the Brown Advisory Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 19 on Form N-1A filed February 26, 2014.  This PEA No. 20 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 19 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on March 12, 2014.

Brown Advisory Funds

By: /s/ David M. Churchill
David M. Churchill
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David M. Churchill	President	March 12, 2014
David M. Churchill

/s/ Jason T. Meix	Treasurer	March 18, 2014
Jason T. Meix

Michael D. Hankin*	Trustee	March 18, 2014
Michael D. Hankin

Joseph R. Hardiman*	Trustee and Chairman of the Board	March 18, 2014
Joseph R. Hardiman

Henry H. Hopkins*	Trustee	March 18, 2014
Henry H. Hopkins

Kyle P. Legg*	Trustee	March 18, 2014
Kyle P. Legg

Thomas F. O’Neil III*	Trustee	March 18, 2014
Thomas F. O’Neil III

Neal F. Triplett*	Trustee	March 18, 2014
Neal F. Triplett

* By: /s/ Patrick W.D. Turley
       Patrick W.D. Turley
      As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

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INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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